STOCK BASED COMPENSATION (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value	Black-Scholes	Black-Scholes
Expected dividend yield
Expected volatility, minimum	64.00%	58.00%	75.00%
Expected volatility, maximum	74.00%	78.00%	79.00%
Risk-free interest rate, minimum	1.85%	1.05%	1.44%
Risk-free interest rate, maximum	1.93%	2.06%	1.70%
Unrecognized compensation expense related to non-vested market-based share awards	$ 120,694	$ 103,451
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years	2 years 6 months	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life	5 years 7 months 6 days	5 years 7 months 6 days	5 years 9 months
Non Qualified Stock Options And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options and warrants outstanding and exercisable		$ 22,063
Closing stock price of common stock		$ 0.62
Intrinsic value of options and warrants exercised			$ 0